The Gabelli Global Utility & Income Trust

Third Quarter Report

September 30, 2011

Mario J. Gabelli, CFA

To Our Shareholders,

For the quarter ended September 30, 2011, the net asset value (“NAV”) total return of The Gabelli Global Utility & Income Trust (the “Fund”) was (8.9)%, compared with the increase of 1.6% for the Standard & Poor’s (“S&P”) 500 Utilities Index. The total return for the Fund’s publicly traded shares was (5.7)%. On September 30, 2011, the Fund’s NAV per share was $19.45, while the price of the publicly traded shares closed at $19.41 on the NYSE Amex.

Enclosed is the schedule of investments as of September 30, 2011.

Comparative Results

Average Annual Returns through September 30, 2011 (a) (Unaudited)
	Quarter	Year to Date	1 Year	3 Year	5 Year	Since Inception (05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	(8.87)%	(0.89)%	2.62%	4.09%	3.03%	6.50%
Investment Total Return (c)	(5.67)	(0.09)	2.25	11.89	6.04	6.33
S&P 500 Utilities Index	1.55	10.74	11.95	5.20	3.88	9.17
Lipper Utility Fund Average	(6.15)	3.42	8.58	5.32	3.27	8.96
S&P 500 Index	(13.87)	(8.68)	1.14	1.23	(1.18)	2.19
(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE Amex and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 96.7%
	ENERGY AND UTILITIES — 70.8%
	Energy and Utilities: Alternative Energy — 0.2%
	U.S. Companies
7,000	Ormat Technologies Inc.	$112,560

	Energy and Utilities: Electric Transmission and Distribution — 6.1%
	Non U.S. Companies
5,000	Algonquin Power & Utilities Corp.	27,436
1,000	Capital Power Income LP	18,036
8,775	National Grid plc, ADR	435,240
3,500	Red Electrica Corporacion SA	160,461

	U.S. Companies
4,000	CH Energy Group Inc.	208,680
2,000	Consolidated Edison Inc.	114,040
42,000	NSTAR	1,882,020
38,000	Pepco Holdings Inc.	718,960
1,666	UIL Holdings Corp.	54,861

		3,619,734

	Energy and Utilities: Integrated — 45.6%
	Non U.S. Companies
150,000	A2A SpA	188,201
7,500	Areva SA†	238,391
9,000	Chubu Electric Power Co. Inc.	170,595
152,000	Datang International Power Generation Co. Ltd., Cl. H	39,037
2,700	E.ON AG	59,161
9,000	E.ON AG, ADR	195,390
9,760	EDP - Energias de Portugal SA, ADR	298,949
10,000	Electric Power Development Co. Ltd.	297,161
6,000	Emera Inc.	184,999
10,000	Endesa SA	233,518
68,400	Enel SpA	304,424
29,000	Enersis SA, ADR	490,390
140,000	Hera SpA	213,824
10,000	Hokkaido Electric Power Co. Inc.	148,580
10,000	Hokuriku Electric Power Co.	186,827
14,000	Huaneng Power International Inc., ADR	235,620
82,154	Iberdrola SA	558,139
11,000	Iberdrola SA, ADR	293,590
3,000	International Power plc	14,353
28,000	Korea Electric Power Corp., ADR†	238,000
10,000	Kyushu Electric Power Co. Inc.	162,453
10,000	Shikoku Electric Power Co. Inc.	277,194
10,000	The Chugoku Electric Power Co. Inc.	177,752
16,000	The Kansai Electric Power Co. Inc.	279,632
10,000	The Tokyo Electric Power Co. Inc.†	31,116
10,000	Tohoku Electric Power Co. Inc.	140,023
5,072	Verbund AG	147,286

Shares		Market Value

	U.S. Companies
2,000	ALLETE Inc.	$73,260
20,000	Ameren Corp.	595,400
30,000	American Electric Power Co. Inc.	1,140,600
1,500	Avista Corp.	35,775
7,000	Black Hills Corp.	214,480
500	Cleco Corp.	17,070
500	CMS Energy Corp.	9,895
10,000	Dominion Resources Inc.	507,700
50,000	DPL Inc.	1,507,000
38,000	Duke Energy Corp.	759,620
4,000	El Paso Electric Co.	128,360
1,334	FirstEnergy Corp.	59,910
44,000	Great Plains Energy Inc.	849,200
22,000	Hawaiian Electric Industries Inc.	534,160
29,500	Integrys Energy Group Inc.	1,434,290
14,000	MGE Energy Inc.	569,380
14,000	NextEra Energy Inc.	756,280
45,000	NiSource Inc.	962,100
12,000	NorthWestern Corp.	383,280
19,500	OGE Energy Corp.	931,905
10,000	Otter Tail Corp.	183,000
1,000	PG&E Corp.	42,310
16,000	Pinnacle West Capital Corp.	687,040
4,200	PPL Corp.	119,868
31,000	Progress Energy Inc.	1,603,320
32,000	Public Service Enterprise Group Inc.	1,067,840
18,000	SCANA Corp.	728,100
45,000	Southern Co.	1,906,650
1,000	TECO Energy Inc.	17,130
30,000	The AES Corp.†	292,800
2,000	The Empire District Electric Co.	38,760
14,000	UniSource Energy Corp.	505,260
15,000	Vectren Corp.	406,200
40,000	Westar Energy Inc.	1,056,800
10,000	Wisconsin Energy Corp.	312,900
40,000	Xcel Energy Inc.	987,600

		27,229,848

	Energy and Utilities: Natural Gas Integrated — 6.6%
	Non U.S. Companies
80,000	Snam Rete Gas SpA	370,842

	U.S. Companies
5,000	Atlas Energy Inc., Escrow† (a)	500
40,000	El Paso Corp.	699,200
1,000	Energen Corp.	40,890
18,000	National Fuel Gas Co.	876,240
2,000	ONEOK Inc.	132,080
27,000	Southern Union Co.	1,095,390
30,000	Spectra Energy Corp.	735,900

		3,951,042

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Natural Gas Utilities — 4.5%
	Non U.S. Companies
1,500	Enagas SA	$27,753
1,890	GDF Suez	56,821
11,454	GDF Suez, ADR	342,933
6,867	GDF Suez, Strips	9

	U.S. Companies
11,500	Atmos Energy Corp.	373,175
3,000	Chesapeake Utilities Corp.	120,330
20,000	Nicor Inc.	1,100,200
5,000	Piedmont Natural Gas Co. Inc.	144,450
10,000	Southwest Gas Corp.	361,700
5,000	The Laclede Group Inc.	193,750

		2,721,121

	Energy and Utilities: Oil — 2.4%
	Non U.S. Companies
1,000	Niko Resources Ltd.	41,197
1,200	PetroChina Co. Ltd., ADR	144,588
10,000	Petroleo Brasileiro SA, ADR	224,500
9,000	Royal Dutch Shell plc, Cl. A, ADR	553,680

	U.S. Companies
2,000	Chevron Corp.	185,040
2,000	ConocoPhillips	126,640
2,000	Devon Energy Corp.	110,880
1,000	Exxon Mobil Corp.	72,630

		1,459,155

	Energy and Utilities: Services — 0.4%
	Non U.S. Companies
10,000	ABB Ltd., ADR†	170,800

	U.S. Companies
2,500	Halliburton Co.	76,300

		247,100

	Energy and Utilities: Water — 3.8%
	Non U.S. Companies
1,500	Consolidated Water Co. Ltd.	11,820
49,000	Severn Trent plc	1,177,492
37,090	United Utilities Group plc	360,912

	U.S. Companies
8,666	Aqua America Inc.	186,925
5,400	California Water Service Group	95,634
4,000	Middlesex Water Co.	68,280
17,000	SJW Corp.	370,090

		2,271,153

	Diversified Industrial — 0.5%
	Non U.S. Companies
9,000	Bouygues SA	300,659

Shares		Market Value

	Environmental Services — 0.3%
	Non U.S. Companies
500	Suez Environnement Co. SA	$7,000
12,000	Veolia Environnement	177,972

		184,972

	Independent Power Producers and Energy Traders — 0.4%
	U.S. Companies
12,000	NRG Energy Inc.†	254,520

	TOTAL ENERGY AND UTILITIES	42,351,864

	COMMUNICATIONS — 22.2%
	Cable and Satellite — 7.0%
	Non U.S. Companies
35,000	British Sky Broadcasting Group plc	362,406
10,000	Cogeco Inc.	419,887
2,500	Rogers Communications Inc., Cl. B	85,525
5,400	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	16,466

	U.S. Companies
3,500	AMC Networks Inc., Cl. A†	111,825
14,000	Cablevision Systems Corp., Cl. A	220,220
13,000	Comcast Corp., Cl. A, Special	268,970
29,000	DIRECTV, Cl. A†	1,225,250
36,000	DISH Network Corp., Cl. A†	902,160
6,000	EchoStar Corp., Cl. A†	135,660
6,000	Liberty Global Inc., Cl. A†	217,080
6,000	Liberty Global Inc., Cl. C†	207,660

		4,173,109

	Telecommunications — 12.4%
	Non U.S. Companies
25,000	BCE Inc.	936,500
5,000	Belgacom SA	151,793
2,102	Bell Aliant Inc. (a)(b)	55,464
25,000	BT Group plc, ADR	666,000
38,000	Deutsche Telekom AG, ADR	445,740
3,500	France Telecom SA, ADR	57,295
15,000	Koninklijke KPN NV, ADR	197,550
8,000	Manitoba Telecom Services Inc.	247,505
29,651	Orascom Telecom Holding SAE, GDR† (c)	81,540
45,000	Portugal Telecom SGPS SA	331,587
1,300	Swisscom AG	531,818
20,000	Telecom Italia SpA	21,958
9,300	Telecomunicacoes de Sao Paulo SA, Preference, ADR	245,985
48,000	Telefonica SA, ADR	917,760
11,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	164,450
17,000	Telekom Austria AG	172,617
16,000	VimpelCom Ltd., ADR	152,480

	U.S. Companies
28,000	AT&T Inc.	798,560

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
	U.S. Companies (Continued)
70,000	Sprint Nextel Corp.†	$212,800
10,000	Telephone & Data Systems Inc.	212,500
22,000	Verizon Communications Inc.	809,600

		7,411,502

	Wireless Communications — 2.8%
	Non U.S. Companies
4,000	America Movil SAB de CV, Cl. L, ADR	88,320
12,000	Millicom International Cellular SA, SDR	1,207,634
4,000	Mobile TeleSystems OJSC, ADR	49,200
10,000	Turkcell Iletisim Hizmetleri A/S, ADR†	112,800
8,000	Vodafone Group plc, ADR	205,200

		1,663,154

	TOTAL COMMUNICATIONS	13,247,765

	OTHER — 3.7%
	Aerospace — 1.4%
	Non U.S. Companies
90,000	Rolls-Royce Holdings plc†	835,062

	Building and Construction — 0.0%
	Non U.S. Companies
400	Acciona SA	34,110

	Business Services — 0.1%
	Non U.S. Companies
4,000	Sistema JSFC, GDR (c)	56,000

	Entertainment — 1.3%
	Non U.S. Companies
38,000	Vivendi SA	780,710

	Metals and Mining — 0.4%
	Non U.S. Companies
6,400	Compania de Minas Buenaventura SA, ADR	241,536

	Real Estate — 0.3%
	Non U.S. Companies
6,000	Brookfield Asset Management Inc., Cl. A	165,300

	Transportation — 0.2%
	U.S. Companies
3,500	GATX Corp.	108,465

	TOTAL OTHER	2,221,183

	TOTAL COMMON STOCKS	57,820,812

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
2,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	79,890

Shares		Market Value

	OTHER — 0.1%
	Transportation — 0.1%
	U.S. Companies
200	GATX Corp., $2.50 Cv. Pfd., Ser. A (a)	$30,990

	TOTAL CONVERTIBLE PREFERRED STOCKS	110,880

	WARRANTS — 0.1%
	COMMUNICATIONS — 0.1%
	Wireless Communications — 0.1%
	Non U.S. Companies
4,000	Bharti Airtel Ltd., expire 09/19/13† (b)	30,874
2,000	Bharti Airtel Ltd., expire 09/29/14† (b)	15,437

	TOTAL WARRANTS	46,311

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 3.0%
$1,791,000	U.S. Treasury Bills, 0.000% to 0.055%††, 11/25/11 to 03/22/12	1,790,871

TOTAL INVESTMENTS — 100.0% (Cost $52,230,496)		$59,768,874

	Aggregate tax cost	$52,292,777

	Gross unrealized appreciation	$11,304,216
	Gross unrealized depreciation	(3,828,119)

	Net unrealized appreciation/depreciation	$7,476,097

Notional Amount			Termination Date	Unrealized Depreciation

		EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENT
$486,802
(50,000 Shares	)	Rolls-Royce Holdings plc	06/27/12	$(23,178)

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2011, the market value of fair valued securities amounted to $86,954 or 0.15% of total investments.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the market value of Rule 144A securities amounted to $101,775 or 0.17% of total investments.

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

(c)	Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2011, the market value of the Regulation S securities amounted to $137,540 or 0.23% of total investments, which were valued under methods approved by Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/11 Carrying Value Per Unit
29,651	Orascom Telecom Holding SAE, GDR	12/01/08	$155,291	$2.7500
4,000	Sistema JSFC, GDR	09/05/06	100,137	14.0000

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt.
OJSC	Open Joint Stock Company.
SDR	Swedish Depositary Receipt
Strips	Regular coupon payment portion of the security traded separately from the principal portion of the security.

Geographic Diversification	% of Market Value	Market Value
North America	69.4%	$41,451,458
Europe	23.8	14,240,295
Japan	3.1	1,871,334
Latin America	2.5	1,467,001
Asia/Pacific	1.1	657,246
Africa/Middle East	0.1	81,540

Total Investments	100.0%	$59,768,874

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI GLOBAL UTILITY & INCOME TRUST

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities: Natural Gas Integrated
U.S. Companies	$3,579,700	—	$500	$3,580,200
Other Industries (a)	54,240,612	—	—	54,240,612
Total Common Stocks	57,820,312	—	500	57,820,812
Convertible Preferred Stocks:
COMMUNICATIONS
Telecommunications
U.S. Companies	79,890	—	—	79,890
OTHER
Transportation
U.S. Companies	—	$30,990	—	30,990
Total Convertible Preferred Stocks	79,890	30,990	—	110,880
Warrants (a)	—	46,311	—	46,311
U.S. Government Obligations	—	1,790,871	—	1,790,871
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$57,900,202	$1,868,172	$500	$59,768,874
OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation): *
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$(23,178)	$—	$(23,178)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended September 30, 2011.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3†	Transfers out of Level 3†	Balance as of 9/30/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 9/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy & Utilities: Natural Gas Integrated
U.S. Companies	$—	$—	$—	$500	$0	$—	$—	$—	$500	$500
TOTAL INVESTMENTS IN SECURITIES	$—	$—	$—	$500	$0	$—	$—	$—	$500	$500

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

There were no Level 3 investments held at December 31, 2010.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Derivative Financial Instruments.  The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2011, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements.  The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at September 30, 2011 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount		Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Depreciation
		Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:
$486,902	(50,000 Shares)	Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	6/27/12	$(23,178)

THE GABELLI GLOBAL UTILITY & INCOME TRUST

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Futures Contracts.  The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2011, the Fund held no investments in futures contracts.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At September 30, 2011, the Fund held no investments in forward foreign exchange contracts.

The following table summarizes the net unrealized depreciation of derivatives held at September 30, 2011 by primary risk exposure:

Liability Derivatives:	Net Unrealized Depreciation
Equity Contract	$(23,178)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

TRUSTEES AND OFFICERS

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center, Rye, NY 10580-1422

Trustees

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

Mario d’Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Michael J. Melarkey

Attorney-at-Law,

Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello

Certified Public Accountant,

Salibello & Broder LLP

Salvatore J. Zizza

Chairman, Zizza & Co., Ltd.

Officers

Bruce N. Alpert

President

Peter D. Goldstein

Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

David I. Schachter

Vice President

Adam E. Tokar

Vice President & Ombudsman

Investment Adviser

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

Custodian

State Street Bank and Trust Company

Counsel

Skadden, Arps, Slate, Meagher & Flom, LLP

Transfer Agent and Registrar

Computershare Trust Company, N.A.

Stock Exchange Listing

Common
NYSE Amex–Symbol:	GLU
Shares Outstanding:	3,075,794

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.